Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES
Sales by Company-operated restaurants	$ 2,803,334	$ 2,930,379	$ 3,504,302
Revenues from franchised restaurants	125,296	122,361	146,763
Total revenues	2,928,630	3,052,740	3,651,065
Company-operated restaurant expenses:
Food and paper	(1,012,976)	(1,037,487)	(1,243,907)
Payroll and employee benefits	(607,082)	(660,773)	(791,677)
Occupancy and other operating expenses	(752,428)	(793,622)	(939,481)
Royalty fees	(142,777)	(149,089)	(173,663)
Franchised restaurants – occupancy expenses	(55,098)	(54,242)	(63,939)
General and administrative expenses	(221,075)	(270,680)	(272,065)
Other operating income (expenses), net	41,386	6,560	(95,476)
Total operating costs and expenses	(2,750,050)	(2,959,333)	(3,580,208)
Operating income	178,580	93,407	70,857
Net interest expense	(66,880)	(64,407)	(72,750)
Loss from derivative instruments	(3,065)	(2,894)	(685)
Foreign currency exchange results	32,354	(54,032)	(74,117)
Other non-operating (expenses) income, net	(2,360)	(627)	146
Income (loss) before income taxes	138,629	(28,553)	(76,549)
Income tax expense	(59,641)	(22,816)	(32,479)
Net income (loss)	78,988	(51,369)	(109,028)
Less: Net income attributable to non-controlling interests	(178)	(264)	(305)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	$ 78,810	$ (51,633)	$ (109,333)
Earnings (loss) per share information:
Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.37	$ (0.25)	$ (0.52)
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.37	$ (0.25)	$ (0.52)